Investments and loan receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments and loan receivable
Investments and loan receivable	$ 183.2	$ 169.7
Unrealized gains losses on available-for-sale investments
Gain (loss) on change in the fair value of equity investments at FVTOCI	11.4	(21.4)
Deferred tax (expense) recovery in other comprehensive income	(1.5)	3.0
Gain (loss) on change in the fair value of equity investments at FVTOCI, net of tax	9.9	(18.4)
Equity investments
Investments and loan receivable
Investments and loan receivable	145.6	136.7
Loan receivable
Investments and loan receivable
Investments and loan receivable	3.0	0.7
Warrants
Investments and loan receivable
Investments and loan receivable	$ 34.6	$ 32.3